PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and mine development
Property, plant and equipment at beginning of period	$ 7,003,665	$ 6,234,302
Additions	987,946	1,012,804
Impairment reversal		345,821
Disposals	(15,248)	(20,371)
Amortization	(650,945)	(568,891)
Property, plant and equipment at end of period	7,325,418	7,003,665
Additions of right-of-use assets for lease arrangements	9,688	46,822
Pre-commercial production revenue	59,200	91,100
Gain (loss) on disposal of property, plant and mine development	(14,182)	(11,907)
Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	2,008,551	1,775,063
Additions	204,239	63,305
Impairment reversal		172,484
Disposals		(937)
Amortization	(180,007)	(152,160)
Transfers between categories	126,630	150,796
Property, plant and equipment at end of period	2,159,413	2,008,551
Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	3,187,795	1,984,867
Additions	285,083	314,469
Disposals	(15,248)	(19,434)
Amortization	(348,993)	(300,027)
Transfers between categories	117,062	1,207,920
Property, plant and equipment at end of period	3,225,699	3,187,795
Additions of right-of-use assets for lease arrangements	9,700	46,800
Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	1,807,319	2,474,372
Additions	498,624	635,030
Impairment reversal		173,337
Amortization	(121,945)	(116,704)
Transfers between categories	(243,692)	(1,358,716)
Property, plant and equipment at end of period	1,940,306	1,807,319
Assets under construction
Property, plant and mine development
Property, plant and equipment at beginning of period	244,900
Property, plant and equipment at end of period	387,600	244,900
Cost
Property, plant and mine development
Property, plant and equipment at beginning of period	12,071,818
Property, plant and equipment at end of period	13,008,233	12,071,818
Cost | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	3,348,912
Property, plant and equipment at end of period	3,680,992	3,348,912
Cost | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	6,182,372
Property, plant and equipment at end of period	6,528,830	6,182,372
Cost | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	2,540,534
Property, plant and equipment at end of period	2,798,411	2,540,534
Accumulated depreciation, amortization and impairment
Property, plant and mine development
Property, plant and equipment at beginning of period	(5,068,153)
Property, plant and equipment at end of period	(5,682,815)	(5,068,153)
Accumulated depreciation, amortization and impairment | Mining Properties
Property, plant and mine development
Property, plant and equipment at beginning of period	(1,340,361)
Property, plant and equipment at end of period	(1,521,579)	(1,340,361)
Accumulated depreciation, amortization and impairment | Plant and Equipment
Property, plant and mine development
Property, plant and equipment at beginning of period	(2,994,577)
Property, plant and equipment at end of period	(3,303,131)	(2,994,577)
Accumulated depreciation, amortization and impairment | Mine Development Costs
Property, plant and mine development
Property, plant and equipment at beginning of period	(733,215)
Property, plant and equipment at end of period	$ (858,105)	$ (733,215)